Schedule of Investments (unaudited)	iShares® MSCI Australia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Qantas Airways Ltd.(a)	1,133,288	$4,051,154

Banks — 25.2%
Australia & New Zealand Banking Group Ltd.	3,503,263	66,218,975
Commonwealth Bank of Australia	2,182,881	144,116,467
National Australia Bank Ltd.	4,051,899	78,295,073
Westpac Banking Corp.	4,514,044	65,398,999
		354,029,514
Beverages — 0.5%
Treasury Wine Estates Ltd.	886,701	7,613,103

Biotechnology — 8.7%
CSL Ltd.	559,997	121,764,338

Capital Markets — 5.6%
ASX Ltd.	237,735	15,194,268
Macquarie Group Ltd.	431,027	60,025,850
Magellan Financial Group Ltd.	169,476	3,966,915
		79,187,033
Chemicals — 0.4%
Orica Ltd.	503,155	5,036,232

Commercial Services & Supplies — 0.9%
Brambles Ltd.	1,774,018	12,568,346

Construction Materials — 1.5%
James Hardie Industries PLC.	547,038	21,440,830

Diversified Consumer Services — 0.4%
IDP Education Ltd.	254,156	6,337,504

Diversified Telecommunication Services — 1.0%
Telstra Corp. Ltd.	5,121,582	14,760,143

Electric Utilities — 0.8%
AusNet Services Ltd.	2,338,943	4,224,438
Origin Energy Ltd.	2,167,381	7,380,626
		11,605,064
Equity Real Estate Investment Trusts (REITs) — 6.7%
BGP Holdings PLC(b)	18,888,372	214
Dexus	1,323,432	10,460,996
Goodman Group	2,045,783	35,707,500
GPT Group (The)	2,357,126	8,794,994
Mirvac Group	4,862,937	9,846,003
Scentre Group	6,377,627	13,958,198
Stockland	2,927,978	9,039,513
Vicinity Centres	4,755,705	5,699,398
		93,506,816
Food & Staples Retailing — 5.3%
Coles Group Ltd.	1,641,286	20,958,879
Endeavour Group Ltd.	1,647,164	8,000,588
Woolworths Group Ltd.	1,559,756	45,158,312
		74,117,779
Gas Utilities — 0.7%
APA Group	1,447,747	9,789,239

Health Care Equipment & Supplies — 0.9%
Cochlear Ltd.	80,929	12,444,333

Health Care Providers & Services — 2.0%
Ramsay Health Care Ltd.	226,087	10,701,100
Security	Shares	Value

Health Care Providers & Services (continued)
Sonic Healthcare Ltd.	559,015	$16,903,209
		27,604,309
Hotels, Restaurants & Leisure — 3.1%
Aristocrat Leisure Ltd.	741,494	23,045,774
Crown Resorts Ltd.(a)	462,523	3,613,985
Domino's Pizza Enterprises Ltd.	74,237	6,791,589
Tabcorp Holdings Ltd.	2,740,477	9,647,679
		43,099,027
Insurance — 3.2%
Insurance Australia Group Ltd.	3,029,788	9,516,874
Medibank Pvt Ltd.	3,384,371	8,269,014
QBE Insurance Group Ltd.	1,813,906	14,924,110
Suncorp Group Ltd.	1,577,167	12,084,384
		44,794,382
Interactive Media & Services — 1.3%
REA Group Ltd.	65,180	7,461,525
SEEK Ltd.	414,180	10,162,970
		17,624,495
IT Services — 2.1%
Afterpay Ltd.(a)	268,064	20,528,513
Computershare Ltd.	669,760	9,052,165
		29,580,678
Metals & Mining — 15.1%
BHP Group Ltd.	3,629,984	101,689,512
BlueScope Steel Ltd.	618,020	8,590,030
Evolution Mining Ltd.	2,245,786	6,418,582
Fortescue Metals Group Ltd.	2,083,611	25,021,579
Newcrest Mining Ltd.	1,005,621	16,681,628
Northern Star Resources Ltd.	1,365,731	9,117,389
Rio Tinto Ltd.	456,757	30,307,073
South32 Ltd.	5,752,164	14,373,915
		212,199,708
Multiline Retail — 4.0%
Wesfarmers Ltd.	1,395,108	56,236,005

Oil, Gas & Consumable Fuels — 3.3%
Ampol Ltd.	295,367	5,990,446
Oil Search Ltd.	2,426,568	6,525,514
Santos Ltd.	2,306,818	10,401,979
Washington H Soul Pattinson & Co. Ltd.	266,406	5,873,155
Woodside Petroleum Ltd.	1,185,602	17,988,283
		46,779,377
Real Estate Management & Development — 0.4%
Lendlease Corp. Ltd.	846,854	6,382,665

Road & Rail — 0.4%
Aurizon Holdings Ltd.	2,273,340	5,436,623

Software — 1.7%
WiseTech Global Ltd.	179,786	6,586,037
Xero Ltd.(a)	164,757	16,733,948
		23,319,985
Trading Companies & Distributors — 0.4%
Reece Ltd.	359,364	5,939,194

Transportation Infrastructure — 3.3%
Sydney Airport(a)	1,622,344	9,555,104

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure (continued)
Transurban Group	3,752,379	$36,221,850
		45,776,954
Total Common Stocks — 99.2%
(Cost: $1,577,513,872)		1,393,024,830

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	820,000	820,000

Total Short-Term Investments — 0.1%
(Cost: $820,000)		820,000

Total Investments in Securities — 99.3%
(Cost: $1,578,333,872)		1,393,844,830

Other Assets, Less Liabilities — 0.7%		10,380,917

Net Assets — 100.0%		$1,404,225,747

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$18,962	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	750,000	70,000	(b)	—	—	—	820,000	820,000	8		—
					$—	$—	$820,000		$18,970		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SPI 200 Index	82	12/16/21	$10,492	$(336,549)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
November 30, 2021

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$1,393,024,616	$214	$1,393,024,830
Money Market Funds	820,000	—	—	820,000
	$820,000	$1,393,024,616	$214	$1,393,844,830
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(336,549)	$—	$(336,549)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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